STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Amortization of intangible assets	$ 44	$ 71	$ 102
Auditor's remuneration	1,050	1,200	1,155
Directors' emoluments:
Salaries and other benefits (Note a)	887	392	592
Retirement benefits scheme contributions	36	27	32
Share-based compensation	(43)	46	104
Total directors' emoluments	880	465	728
Others staff:
Other staff costs	7,625	8,090	7,337
Retirement benefits scheme contributions	591	1,046	704
Share-based compensation	(180)	951	1,285
Total other staff costs	8,036	10,087	9,326
Total staff costs	8,916	10,552	10,054
Property, plant and equipment
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Depreciation expense	298	271	281
Solar parks
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
Depreciation expense	$ 14,272	$ 14,208	$ 9,229